Transfer of Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Transfer of Financial Assets Accounted for as Sales [Line Items]
Installment loans	¥ 795,328	¥ 905,218	¥ 1,317,496
Gain (losses) on sale from securitization and loan sales	¥ 14,622	¥ 18,462	¥ 34,301